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1996 Annual Report Supplement

January 9, 1997*
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IDS International Fund
(Dec. 30, 1996) S-6140K (12/96)
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Page eight has been revised to add:

How your $10,000 has grown in IDS International Fund

                                         Lipper International
                                                   Fund Index
$30,000


                   MSCI World Index                       $20,827
$20,000                                             International
                                                             Fund
                                                          Class A


$9,500

'86   '87   '88   '89   '90   '91   '92   '93   '94   '95   '96

*Destroy Dec. 30, 1997